Schedule of purchase consideration to the total fair value of net assets acquired (Details)		Jun. 30, 2024 CAD ($)	Dec. 04, 2023 USD ($)	Dec. 04, 2023 CAD ($)	Nov. 01, 2023 CAD ($)	Jun. 20, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	[1]				$ 3,100,000
Tax equity asset						$ 474,547
Identifiable net liabilities assumed at fair value					(1,641,065)
Non-controlling interest	[2]				(2,508,989)
Purchase consideration transferred					2,498,973	460,607
Cash					443,665
Accounts receivable					33,065
Prepaid					16,507
Derivative assets					290,090
Current liabilities					(38,905)
Long-term loans					(4,396,163)
Deferred tax liability					(1,089,324)
Intangible asset identified	[1]				2,110,000
Goodwill arising on acquisition	[3]				4,539,027
Consideration paid in cash					432,510
Consideration paid in common shares	[4]				2,066,463
Total consideration					2,498,973
Solar alliance devco [member]
Disclosure of detailed information about business combination [line items]
Accounts receivable						407,210
Property, plant and equipment						462,647
Tax equity asset		$ 474,547				474,547
Accounts payable						(25,851)
Tax equity liability						(460,607)
Identifiable net liabilities assumed at fair value						857,946
Non-controlling interest						(283,122)
Purchase consideration transferred			$ 70,000	$ 94,354		$ 574,824
OFIT GM [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	[1]				2,165,000
Identifiable net liabilities assumed at fair value					(1,351,334)
Non-controlling interest	[2]				(1,839,090)
Purchase consideration transferred					1,831,748
Cash					242,885
Accounts receivable					6,454
Prepaid					11,210
Derivative assets					211,237
Current liabilities					(29,716)
Long-term loans					(3,200,254)
Deferred tax liability					(758,150)
Intangible asset identified	[1]				1,500,000
Goodwill arising on acquisition	[3]				3,522,172
Consideration paid in cash					232,263
Consideration paid in common shares	[4]				1,599,485
Total consideration					1,831,748
OFIT RT [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	[1]				935,000
Identifiable net liabilities assumed at fair value					(289,731)
Non-controlling interest	[2]				(669,899)
Purchase consideration transferred					667,225
Cash					200,780
Accounts receivable					26,611
Prepaid					5,297
Derivative assets					78,853
Current liabilities					(9,189)
Long-term loans					(1,195,909)
Deferred tax liability					(331,174)
Intangible asset identified	[1]				610,000
Goodwill arising on acquisition	[3]				1,016,855
Consideration paid in cash					200,247
Consideration paid in common shares	[4]				466,978
Total consideration					$ 667,225

[1]	Measurement of fair value
[2]	Non-controlling interest was calculated based on the proportionate interest in the recognized amounts of the asset and liabilities of OFITM GM and OFIR RT on the acquisition date.
[3]	The goodwill is attributable to the synergies expected to be achieved from integrating the Company into OFIT GM and OFIT RT IPP operations.
[4]	Consideration paid in the Company’s common shares was valued at closing market value as at November 1, 2023.